APPLESEED FUND

Supplement to Statement of Additional Information dated November 21, 2006

Supplement dated January 26, 2007

The section “Investment Adviser - About the Portfolio Managers” on page 14 of the Statement of Additional Information is amended by replacing the first paragraph and table in this section with the following:

About the Portfolio Managers

Ronald Strauss, Adam Strauss, Rick Singer, Bill Pekin and Joshua Strauss are responsible for managing the Fund (“Portfolio Managers”). As of December 31, 2006, each of these individuals was responsible for managing the following types of accounts, in addition to the Fund:

Portfolio Manager	Total Accounts By Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Ronald Strauss	Registered Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 303	Registered Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: $196 million	Registered Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: N/A	Registered Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: N/A
Adam Strauss	Registered Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 124	Registered Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: $83 million	Registered Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: N/A	Registered Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: N/A
Richard Singer	Registered Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 380	Registered Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: $141 million	Registered Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: N/A	Registered Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: N/A
William Pekin	Registered Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 223	Registered Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: $109 million	Registered Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: N/A	Registered Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: N/A
Joshua Strauss	Registered Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 232	Registered Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: $101 million	Registered Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: N/A	Registered Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: N/A

Each portfolio manager is compensated for his services by the Adviser. Each portfolio manager’s compensation consists of a fixed base salary plus an annual bonus, which bonus is based on firm profits and achievement of the portfolio manager’s stated objectives for the year. As of the date of this supplement, the portfolio managers own shares of the Fund in the following ranges:

Portfolio Manager	Dollar Range of Fund Shares
Ronald Strauss	$500,000 - $1,000,000
Adam Strauss	$50,001 - $100,000
Richard Singer	$100,001 - $500,000
William Pekin	$50,001 - $100,000
Joshua Strauss	$50,001 - $100,000

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This supplement, and the Prospectus and Statement of Additional Information dated November 21, 2006 provide the information a prospective investor should know about the Fund and should be retained for future reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling Shareholder Services at (800) 470-1029.